AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 1999

                                               SECURITIES ACT FILE NO. 33-37537
                                       INVESTMENT COMPANY ACT FILE NO. 811-6211
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ---------------
                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]

                       POST-EFFECTIVE AMENDMENT NO. 11                       [X]

                                    AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                AMENDMENT NO. 13                             [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                ---------------

                    MERRILL LYNCH U.S. TREASURY MONEY FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                ---------------

                             800 SCUDDERS MILL ROAD
                         PLAINSBORO, NEW JERSEY 08536
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                (609) 282-2800
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                ---------------

                                TERRY K. GLENN
                    MERRILL LYNCH U.S. TREASURY MONEY FUND
                800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY
                                MAILING ADDRESS:
                P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ---------------

                                  COPIES TO:

            COUNSEL FOR THE FUND:               MICHAEL J. HENNEWINKEL, ESQ.
               BROWN & WOOD LLP                 MERRILL LYNCH ASSET MANAGEMENT
                ONE WORLD TRADE CENTER                   P.O. BOX 9011
           NEW YORK, NEW YORK 10048-0557             PRINCETON, NEW JERSEY
      ATTENTION: THOMAS R. SMITH, JR., ESQ.               08543-9011

                           THOMAS D. JONES, III, ESQ.
                        MERRILL LYNCH ASSET MANAGEMENT
                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011

                                ---------------

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
                   [X] immediately upon filing pursuant to paragraph (b)
                   [ ] on (date) pursuant to paragraph (b)
                   [ ] 60 days after filing pursuant to paragraph (a)(1)
                   [ ] on (date) pursuant to paragraph (a)(1)
                   [ ] 75 days after filing pursuant to paragraph (a)(2)
                   [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

 IF APPROPRIATE, CHECK THE FOLLOWING BOX:
                   [ ] This post-effective amendment designates a new effective date for a previously filed  post-effective amendment.

                                ---------------
TITLE OF SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, PAR VALUE
                                $.10 PER SHARE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This amendment consists of the following:

(1)  Facing Sheet of the Registration Statement.

(2)  Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement (File No. 33-37537) filed on March 30, 1999.

     This amendment is being filed solely to file the Power of Attorney with Part C of this Registration Statement.

                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.




  EXHIBIT
   NUMBER
-----------
      1(a)    -- Declaration of Trust of Registrant, dated October 30, 1990.(a)
       (b)    -- Amendment to Declaration of Trust of Registrant, dated February 1, 1991.(a)
      2       -- By-Laws of the Registrant.(a)
      3       -- None.
      4(a)    -- Management Agreement between the Registrant and Merrill Lynch Asset Management, L.P.(a)
       (b)    -- Supplement to Investment Advisory Agreement between the Registrant and Merrill Lynch Asset
                 Management, L.P.(b)
      5(a)    -- Distribution Agreement between the Registrant and Merrill Lynch Funds Distributor, Inc. (now
                 known as Princeton Funds Distributor, Inc.)(the "Distributor").(a)
       (b)    -- Selected Dealer Agreement.(a)
      6       -- None.
      7       -- Custody Agreement between the Registrant and The Bank of New York.(a)
      8       -- Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement
                 between the Registrant and Merrill Lynch Financial Data Services, Inc. (now known as Financial
                 Data Services, Inc.)(a)
      9       -- Opinion of Brown & Wood LLP, counsel to the Registrant.(a)
     10       -- Consent of Deloitte & Touche LLP, independent auditors for the Registrant.(d)
     11       -- None.
     12       -- Certificate of Merrill Lynch Asset Management, L.P.(a)
     13       -- Amended and Restated Shareholder Servicing Plan and Agreement pursuant to Rule 12b-1 between the Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated.(b)
     14       -- Financial Data Schedule.(c)
     15       -- None.


---------

(a) Filed on March 27, 1995 as an exhibit to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-37537) (the "Registration Statement").

(b) Filed on February 27, 1998 as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement.

(c) Filed on January 29, 1999 as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement.


(d) Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registration Statement.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The Registrant is not controlled by or under common control with any other person.


ITEM 25. INDEMNIFICATION.

     Reference is made to Section 5.3 of the Registrant's Declaration of Trust and Section 9 of the Distribution Agreement.

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:

"The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matters as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustee to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

     The Registrant's by-laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940, as amended (the "Investment Company Act") may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Merrill Lynch Asset Management, L.P. ("MLAM" or the "Manager"), acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch

High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     Fund Asset Management, L.P. ("FAM"), an affiliate of the Manager, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

     The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since October 1, 1996 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Giordano and Monagle are officers of one or more of such companies.



                              POSITION(S) WITH            OTHER SUBSTANTIAL BUSINESS,
NAME                          THE MANAGER             PROFESSION, VOCATION OR EMPLOYMENT
----------------------------- ------------------ --------------------------------------------
ML & Co ..................... Limited Partner    Financial Services Holding Company; Limited
                                                 Partner of FAM
Princeton Services. ......... General Partner    General Partner of FAM

                              POSITION(S) WITH                     OTHER SUBSTANTIAL BUSINESS,
NAME                          THE MANAGER                      PROFESSION, VOCATION OR EMPLOYMENT
----------------------------- -------------------------- ----------------------------------------------
Jeffrey M. Peek ............. President                  President of FAM; President and Director of
                                                         Princeton Services; Executive Vice President
                                                         of ML & Co.; Managing Director and
                                                         Co-Head of the Investment Banking
                                                         Division of Merrill Lynch in 1997; Senior
                                                         Vice President and Director of the Global
                                                         Securities and Economics Division of
                                                         Merrill Lynch from 1995 to 1997
Terry K. Glenn. ............. Executive Vice President   Executive Vice President of FAM; Executive
                                                         Vice President and Director of Princeton
                                                         Services; President and Director of PFD;
                                                         Director of FDS; President of Princeton
                                                         Administrators
Donald C. Burke ............. Senior Vice President,     Senior Vice President and Treasurer of FAM;
                              Treasurer and Director     Senior Vice President and Treasurer of
                              of Taxation                Princeton Services; Vice President of PFD;
                                                         First Vice President of MLAM from 1997 to
                                                         1999; Vice President of MLAM from 1990
                                                         to 1997
Michael G. Clark ............ Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                         President of Princeton Services; Director and
                                                         Treasurer of PFD; First Vice President of
                                                         MLAM from 1997 to 1999; Vice President
                                                         of MLAM from 1996 to 1997
Mark A. Desario ............. Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                         President of Princeton Services
Linda L. Federici ........... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                         President of Princeton Services
Vincent R. Giordano ......... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                         President of Princeton Services
Michael J. Hennewinkel ...... Senior Vice President,     Senior Vice President, Secretary and General
                              Secretary and General      Counsel of FAM; Senior Vice President of
                              Counsel                    Princeton Services
Philip L. Kirstein .......... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                         President, Director, General Counsel and
                                                         Secretary of Princeton Services
Ronald M. Kloss ............. Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                         President of Princeton Services
Debra W. Landsman-Yaros ..... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                         President of Princeton Services; Vice
                                                         President of PFD
Stephen M. M. Miller ........ Senior Vice President      Executive Vice President of Princeton
                                                         Administrators; Senior Vice President of
                                                         Princeton Services
Joseph T. Monagle, Jr. ...... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                         President of Princeton Services
Brian A. Murdock ............ Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                         President of Princeton Services
Gregory D. Upah ............. Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                         President of Princeton Services

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) MLFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc. MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

     (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.



                                    POSITION(S) AND OFFICE(S)      POSITION(S) AND OFFICE(S)
               NAME                          WITH PFD                   WITH REGISTRANT
---------------------------------- ---------------------------   -----------------------------
 Terry K. Glenn .................. President and Director        President and Trustee
 Michael G. Clark ................ Director and Treasurer        None
 Thomas J. Verage ................ Director                      None
 Robert W. Crook ................. Senior Vice President         None
 Michael J. Brady ................ Vice President                None
 William M. Breen ................ Vice President                None
 Donald C. Burke ................. Vice President                Vice President and Treasurer
 James T. Fatseas ................ Vice President                None
 Debra W. Landsman-Yaros ......... Vice President                None
 Michelle T. Lau ................. Vice President                None
 Salvatore Venezia ............... Vice President                None
 William Wasel ................... Vice President                None
 Robert Harris ................... Secretary                     None

     (c) Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).


ITEM 29. MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management of the Fund -- Merrill Lynch Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund -- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS.

     Not applicable.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registraiton Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto, duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 31st day of March, 1999.



                                        MERRILL LYNCH U.S. TREASURY MONEY FUND
                                              (Registrant)


                                        By: /s/   TERRY K. GLENN
                                           ------------------------------------

                          (TERRY K. GLENN, PRESIDENT)


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.




                 SIGNATURE                                TITLE                    DATE
------------------------------------------  -------------------------------- ---------------
    /s/  TERRY K. GLENN*                    President and Trustee
----------------------------------
  (TERRY K. GLENN)                          (Principal Executive
                                            Officer)
     DONALD C. BURKE*                       Treasurer (Principal Financial
----------------------------------
  (DONALD C. BURKE)                         and Accounting Officer)
     DONALD CECIL*                          Trustee
----------------------------------
  (DONALD CECIL)
     M. COLYER CRUM*                        Trustee
----------------------------------
  (M. COLYER CRUM)
     EDWARD H. MEYER*                       Trustee
----------------------------------
  (EDWARD H. MEYER)
     JACK B. SUNDERLAND*                    Trustee
----------------------------------
  (JACK B. SUNDERLAND)
     J. THOMAS TOUCHTON*                    Trustee
----------------------------------
  (J. THOMAS TOUCHTON)
     FRED G. WEISS*                         Trustee
----------------------------------
  (FRED G. WEISS)
     ARTHUR ZEIKEL*                         Trustee
----------------------------------
  (ARTHUR ZEIKEL)
    *By: /s/   TERRY K. GLENN                                                March 31, 1999
----------------------------------
  (TERRY K. GLENN, ATTORNEY-IN-FACT)

                               POWER OF ATTORNEY
              MERRILL LYNCH U.S. TREASURY MONEY FUND (THE "FUND")

     Each person whose signature appears below hereby authorizes Terry K. Glenn and Donald C. Burke, or any of them, as attorney-in-fact, to sign on his or her behalf, individually, and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) of the Fund and to file the same with all exhibits thereto, with the Securities and Exchange Commission.





                 SIGNATURE                               TITLE                   DATE
------------------------------------------  ------------------------------ ---------------
    /s/  ARTHUR ZEIKEL                      Trustee
----------------------------------
  (ARTHUR ZEIKEL)
    /s/  DONALD C. BURKE                    Treasurer (Principal Financial and
----------------------------------          Accounting Officer)
  (DONALD C. BURKE)

    /s/  DONALD CECIL                       Trustee
----------------------------------
  (DONALD CECIL)
    /s/  M. COLYER CRUM                     Trustee
----------------------------------
  (M. COLYER CRUM)
    /s/  EDWARD H. MEYER                    Trustee
----------------------------------
  (EDWARD H. MEYER)
    /s/  JACK B. SUNDERLAND                 Trustee
----------------------------------
  (JACK B. SUNDERLAND)
    /s/  J. THOMAS TOUCHTON                 Trustee
----------------------------------
  (J. THOMAS TOUCHTON)
    /s/  FRED G. WEISS                      Trustee                        March 30, 1999
----------------------------------
  (FRED G. WEISS)